Fidelity® Variable Insurance Products

Investor Class

FundsManager 20% Portfolio

Summary Prospectus

Revised April 30, 2010

Fund Summary

Fund/Class:
VIP FundsManager® 20% Portfolio/Investor Class

Investment Objective

The fund seeks high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy and hold interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.

Fees (fees paid directly from your investment)	Not Applicable

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)

Management fee	0.25%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expenses	0.42%
Total annual operating expensesA	0.67%
Fee waiver	0.05%
Total annual operating expenses after fee waiverB	0.62%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.

B Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed to waive 0.05% of the fund's management fee. This arrangement will remain in effect through April 30, 2011, after which date Strategic Advisers, in its sole discretion, may discontinue the arrangement at any time.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table, except that the example reflects the effect of Strategic Advisers, Inc. (Strategic Advisers)' management fee waiver agreement only for the periods through April 30, 2011. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:

1 year	$ 63
3 years	$ 209
5 years	$ 368
10 years	$ 830

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies

  Normally investing in a combination of underlying Fidelity retail and Variable Insurance Products (VIP) funds (underlying Fidelity funds).

Summary Prospectus

  Using a target asset allocation of approximately:

  Actively managing underlying Fidelity fund holdings to achieve portfolio characteristics similar to the VIP FundsManager 20% Composite Index, which is a hypothetical representation of the performance of the asset classes in which the underlying Fidelity funds invest, based on combinations of the following unmanaged indices: Dow Jones U.S. Total Stock Market IndexSM (equities); MSCI® EAFE® (Europe, Australasia, Far East) Index (international equities); Barclays Capital U.S. Aggregate Bond Index (bonds); and Barclays Capital U.S. 3-Month Treasury Bellwether Index (short-term investments).
  Using both proprietary fundamental and quantitative fund research, considering factors including fund performance, a fund manager's experience and investment style, and fund characteristics such as expense ratio, asset size, and portfolio turnover to select underlying funds.

Principal Investment Risks

  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell. A small change in the asset, instrument, or index underlying derivatives can lead to a significant loss.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments.

You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower. Past performance is not necessarily an indication of future performance.

Summary Prospectus

Fund Summary - continued

Year-by-Year Returns

Calendar Years	2007	2008	2009
	6.12%	-8.33%	10.32%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	5.65%	September 30, 2009
Lowest Quarter Return	-4.09%	September 30, 2008

Average Annual Returns

For the periods ended December 31, 2009	Past 1 year	Life of classA
VIP FundsManager 20% Portfolio
Investor Class	10.32%	3.35%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.93%	6.40%
VIP FundsManager 20% Composite Index (reflects no deduction for fees or expenses)	8.62%	4.01%

A From April 13, 2006.

Investment Adviser

Strategic Advisers is the fund's investment manager.

Portfolio Manager(s)

Xuehai En (portfolio manager) has managed the fund since October 2008.

Purchase and Sale of Shares

Only Permitted Accounts, including separate accounts of insurance companies that have signed the appropriate agreements with the fund, can buy or sell shares of the fund. Insurance companies offer variable annuity and variable life insurance products through separate accounts.

Permitted Accounts - not variable product owners - are the shareholders of the fund. Variable product owners hold interests in separate accounts. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.

The price to buy one share of Investor Class is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share of Investor Class is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

The fund has no minimum investment requirement.

Tax Information

Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus. Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from the fund.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, Strategic Advisers, Fidelity Management & Research Company (FMR), Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including insurance companies and their affiliated broker-dealers and service-providers (who may be affiliated with Strategic Advisers, FMR or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Summary Prospectus

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity, Fidelity Investments & (Pyramid) Design, and VIP FundsManager are registered trademarks of FMR LLC.

The third party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

1.907919.101 VIPFM-20-INV-sum-0410-01

Fidelity® Variable Insurance Products

Service Class and Service Class 2

FundsManager 20% Portfolio

Summary Prospectus

Revised April 30, 2010

Fund Summary

Fund/Class:
VIP FundsManager® 20% Portfolio/Service Class, Service Class 2

Investment Objective

The fund seeks high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy and hold interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.

Fees (fees paid directly from your investment)	Not Applicable

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)

Service Class

Service Class 2

Management fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	0.10%	0.25%
Other expenses	0.00%	0.00%
Acquired fund fees and expenses	0.42%	0.42%
Total annual operating expensesA	0.77%	0.92%
Fee waiver and expense reimbursement	0.15%	0.15%
Total annual operating expenses after fee waiver and expense reimbursementB	0.62%	0.77%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.

B Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed to waive 0.05% of the fund's management fee. This arrangement will remain in effect through April 30, 2011, after which date Strategic Advisers, in its sole discretion, may discontinue the arrangement at any time. In addition, Fidelity Management & Research Company (FMR) has contractually agreed to reimburse 0.10% of class-level expenses for Service Class and Service Class 2. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as Service Class and Service Class 2 continue to be sold to unaffiliated insurance companies. If Service Class and Service Class 2 are no longer sold to unaffiliated insurance companies, FMR, in its sole discretion, may discontinue the arrangement.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table, except that the example reflects the effect of Strategic Advisers, Inc. (Strategic Advisers)' management fee waiver agreement only for the periods through April 30, 2011. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:

Service Class

Service Class 2

1 year	$ 63	$ 79
3 years	$ 209	$ 257
5 years	$ 368	$ 450
10 years	$ 830	$ 1,009

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 31% of the average value of its portfolio.

Summary Prospectus

Principal Investment Strategies

  Normally investing in a combination of underlying Fidelity retail and Variable Insurance Products (VIP) funds (underlying Fidelity funds).
  Using a target asset allocation of approximately:

  Actively managing underlying Fidelity fund holdings to achieve portfolio characteristics similar to the VIP FundsManager 20% Composite Index, which is a hypothetical representation of the performance of the asset classes in which the underlying Fidelity funds invest, based on combinations of the following unmanaged indices: Dow Jones U.S. Total Stock Market IndexSM (equities); MSCI® EAFE® (Europe, Australasia, Far East) Index (international equities); Barclays Capital U.S. Aggregate Bond Index (bonds); and Barclays Capital U.S. 3-Month Treasury Bellwether Index (short-term investments).
  Using both proprietary fundamental and quantitative fund research, considering factors including fund performance, a fund manager's experience and investment style, and fund characteristics such as expense ratio, asset size, and portfolio turnover to select underlying funds.

Principal Investment Risks

  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell. A small change in the asset, instrument, or index underlying derivatives can lead to a significant loss.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments.

You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower. Past performance is not necessarily an indication of future performance.

Summary Prospectus

Fund Summary - continued

Year-by-Year Returns

Calendar Years	2007	2008	2009
	6.12%	-8.33%	10.43%

During the periods shown in the chart for Service Class:	Returns	Quarter ended
Highest Quarter Return	5.75%	September 30, 2009
Lowest Quarter Return	-4.18%	September 30, 2008

Average Annual Returns

For the periods ended December 31, 2009	Past 1 year	Life of classA
VIP FundsManager 20% Portfolio
Service Class	10.43%	3.38%
Service Class 2	10.14%	3.21%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.93%	6.40%
VIP FundsManager 20% Composite Index (reflects no deduction for fees or expenses)	8.62%	4.01%

A From April 13, 2006.

Investment Adviser

Strategic Advisers is the fund's investment manager.

Portfolio Manager(s)

Xuehai En (portfolio manager) has managed the fund since October 2008.

Purchase and Sale of Shares

Only Permitted Accounts, including separate accounts of insurance companies that have signed the appropriate agreements with the fund, can buy or sell shares of the fund. Insurance companies offer variable annuity and variable life insurance products through separate accounts.

Permitted Accounts - not variable product owners - are the shareholders of the fund. Variable product owners hold interests in separate accounts. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.

The price to buy one share of Service Class or Service Class 2 is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share of Service Class or Service Class 2 is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

The fund has no minimum investment requirement.

Tax Information

Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus. Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from the fund.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, Strategic Advisers, Fidelity Management & Research Company (FMR), Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including insurance companies and their affiliated broker-dealers and service-providers (who may be affiliated with Strategic Advisers, FMR or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Summary Prospectus

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity, Fidelity Investments & (Pyramid) Design, and VIP FundsManager are registered trademarks of FMR LLC.

The third party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

1.907924.101 VIPFM-20-sum-0410-01